Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Goodwill
Beginning balance	¥ 49,124,172		¥ 50,163,242	¥ 50,255,028
Less: accumulated impairment loss	(2,492,826)
Foreign currency translation adjustments	(253,763)		(1,039,070)	(91,786)
Ending balance	46,377,583	$ 7,277,655	49,124,172	50,163,242
China Mobility
Goodwill
Beginning balance	46,283,879		46,283,879	46,283,879
Ending balance	46,283,879		46,283,879	46,283,879
International
Goodwill
Beginning balance	2,746,589		3,785,659	3,877,445
Less: accumulated impairment loss	(2,492,826)
Foreign currency translation adjustments	(253,763)		(1,039,070)	(91,786)
Ending balance			2,746,589	3,785,659
Other Initiatives
Goodwill
Beginning balance	93,704		93,704	93,704
Ending balance	¥ 93,704		¥ 93,704	¥ 93,704